Supplement to the
Fidelity® Corporate Bond Fund
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Dr. Tarlow as of October 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	6	30
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,901	$6,697	$11,522
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*Includes Fidelity® Corporate Bond Fund ($1,769 (in millions) assets managed. The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of October 31, 2019, the dollar range of shares of Fidelity® Corporate Bond Fund beneficially owned by Dr. Tarlow was none.

CBDB-20-01 1.924864.103	January 15, 2020

Supplement to the
Fidelity® Corporate Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Dr. Tarlow as of October 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	6	30
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,901	$6,697	$11,522
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*Includes Fidelity® Corporate Bond Fund ($1,769 (in millions) assets managed. The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of October 31, 2019, the dollar range of shares of Fidelity® Corporate Bond Fund beneficially owned by Dr. Tarlow was none.

ACBD-ACBDIB-20-01 1.924865.106	January 15, 2020

Supplement to the
Fidelity® Series Corporate Bond Fund
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Dr. Tarlow as of October 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	6	30
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,901	$6,697	$11,522
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*Includes Fidelity® Series Corporate Bond Fund ($131 (in millions) assets managed).

As of October 31, 2019, the dollar range of shares of Fidelity® Series Corporate Bond Fund beneficially owned by Dr. Tarlow was none.

XBCB-20-01 1.9898001.100	January 15, 2020

Supplement to the
Fidelity® Series Short-Term Credit Fund
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. DeBiase as of October 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	9	42
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$15,214	$29,284	$15,762
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series Short-Term Credit Fund ($2,322 (in millions) assets managed).

As of October 31, 2019, the dollar range of shares of Fidelity® Series Short-Term Credit Fund beneficially owned by Mr. DeBiase was none.

SS1B-20-01 1.9883851.102	January 15, 2020